BANK FINANCING AND OTHER THIRD-PARTY FINANCING (Details Narrative) - Xtribe PLC [Member]				6 Months Ended				12 Months Ended
	Mar. 18, 2024	Feb. 23, 2024 shares	Sep. 29, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Nov. 23, 2022 USD ($)	Sep. 29, 2021 EUR (€)	Dec. 31, 2018 EUR (€)
Short-Term Debt [Line Items]
Bank overdraft				$ 110				$ 828	[1]		$ 225,358	[2]				€ 103	€ 651
Interest expense for line of credit				0		$ 3,447		5,310			13,822
Debt conversion fair market value rate															75.00%
Conversion price | $ / shares															$ 4.50
Convertible loan				50,000				50,000			50,000
Beneficial conversion feature															$ 100,000
Secured convertible loans															$ 100,000
Interest expense debt				0		0		0			0
Other loans				436,158				436,158			389,335
One Swiss Bank SA [Member]
Short-Term Debt [Line Items]
Debt interest rate			7.00%																	7.00%
Issuance date			May 31, 2023
Interest expense debt				256		14,061		28,108			27,273
Maturity date, description	maturity date was extended to May 31, 2025
Unsecured convertible loan			$ 437,599																	€ 370,000
Conversion price discount rate			25.00%																	25.00%
Loan was converted into shares | shares		67,875
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Outstanding balance																			$ 66,875
X Solution SRL [Member]
Short-Term Debt [Line Items]
Bank overdraft											225,358			€ 25,000				€ 211,286
Debt term														6 years
Maturity date														May 05, 2026
Interest expense for loan | €										€ 360			€ 449
Interest expense for loan | €					€ 589		€ 449
X Solution SRL [Member] | Cherry Bank [Member]
Short-Term Debt [Line Items]
Debt interest rate																					3.75%
X Solution SRL [Member] | Cherry Bank [Member]
Short-Term Debt [Line Items]
Bank overdraft | €																					€ 300,000
2G Global Markets DMCC [Member]
Short-Term Debt [Line Items]
Debt interest rate															10.00%
Maturity date															Jun. 01, 2021
Convertible loan															$ 50,000
Issuance date															May 29, 2019
Interest expense debt				0		0		0			5,000
Dennis Kromer [Member]
Short-Term Debt [Line Items]
Debt interest rate															10.00%
Convertible loan															$ 50,000
Issuance date															Jul. 16, 2019
Interest expense debt				$ 2,500		$ 2,500		$ 5,000			$ 5,000
Maturity date, description															June 1, 2021, but was extended through May 23, 2022

[1]	These balances are included in the Bank financing and other third-party financing, current on the accompanying consolidated balance sheets.
[2]	These balances are included in the Bank financing and other third-party financing, current on the accompanying consolidated balance sheets.